SCHEDULE OF PORTFOLIO INVESTMENTS
RBC China Equity Fund

June 30, 2026 (Unaudited)
Shares		Value
Common Stocks — 99.6%
China — 91.8%
1,312	ACM Research Shanghai, Inc., Class A	$84,260
19,844	Alibaba Group Holding Ltd.	237,899
88,000	Aluminum Corp. of China Ltd., Class H	84,517
2,859	Asymchem Laboratories Tianjin Co. Ltd., Class A	68,413
400	Baidu, Inc., ADR*	45,716
6,470	Baidu, Inc., Class A*	92,366
14,700	Baoshan Iron & Steel Co. Ltd., Class A	11,785
7,500	BYD Co. Ltd., Class H	69,494
955	Cambricon Technologies Corp. Ltd., Class A	226,125
174,472	CGN Mining Co. Ltd.	54,739
8,500	Chifeng Jilong Gold Mining Group Ltd., Class A	33,438
68,476	China Construction Bank Corp., Class H	70,630
52,000	China Life Insurance Co. Ltd., Class H	177,981
7,577	China Merchants Bank Co. Ltd., Class H	43,505
6,100	China Merchants Energy Shipping Co. Ltd., Class A	15,861
16,000	China National Building Material Co. Ltd., Class H	10,946
10,697	China Resources Land Ltd.	41,096
103,934	Chongqing Rural Commercial Bank Co. Ltd., Class H	76,657
19,200	Chongqing Rural Commercial Bank Co. Ltd., Class A	17,287
4,500	CITIC Securities Co. Ltd., Class A	19,106
7,200	Contemporary Amperex Technology Co. Ltd., Class A	418,533
378	Contemporary Amperex Technology Co. Ltd., Class H	34,050
202,682	CSPC Pharmaceutical Group Ltd.	181,047
998	Foshan Haitian Flavouring & Food Co. Ltd., Class H	3,803
9,174	Fuyao Glass Industry Group Co. Ltd., Series H(a)	59,991
45,000	Geely Automobile Holdings Ltd.	97,149
1,300	GigaDevice Semiconductor, Inc., Class A	158,258
2,200	Gpixel Changchun Microelectronics, Inc., Class H*	31,137
5,100	Guangdong Songfa Ceramics Co. Ltd., Class A*	104,761
600	Hengyi Petrochemical Co. Ltd., Class A	1,202
3,300	Hexing Electrical Co. Ltd., Class A	10,742
79,383	Industrial & Commercial Bank of China Ltd., Class H	65,212
3,727	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H	27,575
65,319	JINGDONG Industrials, Inc.*	93,096
637	JL Mag Rare-Earth Co. Ltd., Class A	2,915
385	Kanzhun Ltd., ADR	4,955
79	KE Holdings, Inc., ADR	1,148
2,833	Keda Industrial Group Co. Ltd., Class A	5,792
15,431	Kingboard Chemical Holdings Ltd.	233,792
2,542	Lens Technology Co. Ltd., Class H	9,162
7,000	Luxshare Precision Industry Co. Ltd., Class A	73,102
18,898	Meituan, Class B(a),*	166,819
3,036	Midea Group Co. Ltd., Class H	32,081
700	Mixue Group, Class H*	20,434
13,308	Muyuan Foods Group Co. Ltd., Class H	49,301
4,200	NAURA Technology Group Co. Ltd., Class A	550,837

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC China Equity Fund  (cont.)

June 30, 2026 (Unaudited)
Shares		Value
4,740	NetEase, Inc.	$121,732
19,176	New Horizon Health Ltd.(b),(c)	0
463	PDD Holdings, Inc. , ADR*	35,318
26,000	PetroChina Co. Ltd., Class H	28,061
30,112	Ping An Insurance Group Co. of China Ltd., Series H	196,896
13,160	POCO Holding Co. Ltd., Class A	185,360
400	Shandong Sinocera Functional Material Co. Ltd., Class A	6,123
1,650	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	6,576
100	Shanghai Iluvatar CoreX Semiconductor Co. Ltd., Class H*	9,883
32,800	Shanghai Top Numerical Control Technology Co. Ltd., Class H*	100,957
1,524	Shenzhen Inovance Technology Co. Ltd., Class A	14,944
501	Shenzhen SEICHI Technologies Co. Ltd., Class A	53,378
6,533	Shenzhou International Group Holdings Ltd.	32,959
3,200	Sieyuan Electric Co. Ltd., Class A	81,908
200	Sungrow Power Supply Co. Ltd., Class A	4,693
500	Sunny Optical Technology Group Co. Ltd.	3,915
700	Sunresin New Materials Co. Ltd., Class A	6,096
2,100	Suzhou TFC Optical Communication Co. Ltd., Class A	95,608
11,243	Tencent Holdings Ltd.	620,418
3,500	Tianqi Lithium Corp., Class A*	31,770
622	Trip.com Group Ltd.*	24,731
6,500	Wanhua Chemical Group Co. Ltd., Class A	65,725
27,000	Weichai Power Co. Ltd., Class H	118,438
31,900	Weichai Power Co. Ltd., Class A	129,345
13,400	Xiaomi Corp., Class B(a),*	37,219
600	Yunnan Energy New Material Group Co. Ltd., Class A*	5,945
700	Zhejiang Huayou Cobalt Co. Ltd., Class A	5,010
4,500	Zhejiang Shuanghuan Driveline Co. Ltd., Class A	27,697
700	Zhongji Innolight Co. Ltd., Class A	133,288
30,712	Zijin Mining Group Co. Ltd., Class H	108,598
		6,211,306
Hong Kong — 1.9%
2,400	ASMPT Ltd.	73,985
1,500	Techtronic Industries Co. Ltd.	24,962
2,703	Zijin Gold International Co. Ltd.	30,890
		129,837
Korea — 0.6%
23	SK Hynix, Inc.	40,585

South Africa — 4.2%
5,634	Naspers Ltd., Class N	282,905

Taiwan — 1.0%
214	Delta Electronics, Inc.	13,440
725	Taiwan Semiconductor Manufacturing Co. Ltd.	57,196
		70,636

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC China Equity Fund  (cont.)

June 30, 2026 (Unaudited)
Shares		Value
United Arab Emirates — 0.1%
3,000	Softcare Ltd.	$9,568

Total Common Stocks		6,744,837
(Cost $6,710,022)
Total Investments		$6,744,837
(Cost $6,710,022) — 99.6%
Other assets in excess of liabilities — 0.4%		23,954
NET ASSETS — 100.0%		$6,768,791

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
*	Non-income producing security.

Abbreviations used are defined below:
ADR - American Depositary Receipt
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